Disclosure about Fair Value of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	$ 1,384	[1]
Foreign currency forward contract	(7,247)	[2]
Interest rate swap agreements, Carrying Amount	(264)	[2]	2,854
Totals	(6,127)
Level 1 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	1,384	[1]
Foreign currency forward contract	0	[2]
Interest rate swap agreements, Carrying Amount	0	[2]
Totals	1,384
Level 2 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	0	[1]
Foreign currency forward contract	(7,247)	[2]
Interest rate swap agreements, Carrying Amount	(264)	[2]
Totals	(7,511)
Level 3 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	0	[1]
Foreign currency forward contract	0	[2]
Interest rate swap agreements, Carrying Amount	0	[2]
Totals	$ 0

[1]	(1) Unrealized gains or losses on equity investments are recorded in accumulated other comprehensive income (loss) at each measurement date.
[2]	(2) Please see Note 11 for additional information.